UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10501

Name of Fund: BlackRock Municipal 2018 Term Trust (BPK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2015

Date of reporting period: 03/31/2015

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.2%
Alabama 21st Century Authority, Refunding RB, Series A, 5.00%, 6/01/18	$500	$557,560

California — 8.0%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/19	2,570	2,991,017
California Pollution Control Financing Authority, RB, Waste Management, Inc. Project, Series C, AMT, 5.13%, 11/01/23 (a)	6,500	6,741,215
California Pollution Control Financing Authority, Refunding RB, Mandatory Put Bonds, Republic Services, Inc. Project, Series C, AMT, 5.25%, 6/01/23 (a)	4,055	4,403,162
Los Angeles Regional Airports Improvement Corp., Refunding RB, Facilities Lease, LAXFuel Corp., AMT:
5.00%, 1/01/17	450	484,826
5.00%, 1/01/18	930	1,032,254
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	3,750	4,358,250

		20,010,724

Colorado — 2.6%
Colorado Educational & Cultural Facilities Authority, Refunding RB, Peak to Peak Charter School, 4.00%, 8/15/18	175	188,750
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project:
4.00%, 12/01/17	515	545,534
4.00%, 12/01/18	540	578,680
Park Creek Metropolitan District Colorado, Refunding RB, Senior Limited Property Tax, 5.25%, 12/01/20	5,010	5,149,980

		6,462,944

Delaware — 0.3%
Delaware State Economic Development Authority, RB, State University Project, 5.00%, 10/01/18	735	827,478

Municipal Bonds	Par (000)	Value

Florida — 5.1%
County of Broward Florida Airport System Revenue, Refunding RB, Series P-1, AMT, 5.00%, 10/01/18	$3,930	$4,446,834
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/22	1,250	1,400,925
County of Indian River School Board, COP, Refunding, Series A, 5.00%, 7/01/18	600	672,042
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/18	2,000	2,243,260
Miami Beach Health Facilities Authority, Refunding RB, Mount Sinai Medical Center, 4.00%, 11/15/18	250	272,137
Miami-Dade County School Board Foundation, Inc., COP, Refunding Series A, 5.00%, 5/01/18	1,500	1,677,525
Pine Island Community Development District, RB, 5.30%, 11/01/10 (b)(c)	400	224,384
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 5/01/13 (b)(c)	2,270	1,692,013

		12,629,120

Guam — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/19	620	713,787

Hawaii — 0.2%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose Senior Living Revenue, 5.00%, 11/15/18	370	405,568

Illinois — 8.4%
City of Chicago Illinois, RB, General Airport, 3rd Lien, Series A (AMBAC):
5.00%, 1/01/19	5,000	5,179,350
5.00%, 1/01/20	3,000	3,107,160
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.00%, 11/01/18	2,290	2,563,151
Series A, 5.00%, 11/15/18	1,000	1,133,530

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2015	1

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC) (d):
5.40%, 6/15/15	$1,735	$1,770,064
5.45%, 6/15/15	2,090	2,132,469
State of Illinois, GO, (AGM), 5.00%, 4/01/18	465	510,947
State of Illinois, RB, Build Illinois, Series B:
5.00%, 6/15/18 (e)	355	400,138
Unrefunded Balance, 5.00%, 6/15/18	1,645	1,847,138
State of Illinois Toll Highway Authority, RB, Senior Priority, Series A (AGM), 5.00%, 7/01/15 (d)	2,250	2,276,977

		20,920,924

Indiana — 3.2%
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	2,755	2,465,670
Indiana Finance Authority, RB, Ohio River Bridges East End Crossing Project, Series B, AMT, 5.00%, 1/01/19	1,715	1,831,517
Indiana State Municipal Power Agency, Refunding RB, Series A, 5.00%, 1/01/19	875	994,140
Indianapolis Airport Authority, Refunding RB, Special Facilities, FedEx Corp. Project, AMT, 5.10%, 1/15/17	2,500	2,683,125

		7,974,452

Iowa — 1.6%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.00%, 12/01/19	3,720	4,033,670

Kansas — 1.1%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.00%, 11/15/18	2,500	2,825,275

Kentucky — 3.4%
County of Kenton Kentucky School District Finance Corp., Refunding RB, 2.50%, 6/01/18	3,210	3,343,504

Municipal Bonds	Par (000)	Value

Kentucky (concluded)
County of Louisville & Jefferson Kentucky Metropolitan Government, Refunding RB, Catholic Health Initiatives, Series A, 5.00%, 12/01/18	$1,755	$1,993,943
Kentucky Housing Corp., RB, S/F Housing, Series C, AMT, 4.63%, 7/01/22	3,195	3,265,226

		8,602,673

Maryland — 3.4%
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 5.00%, 1/01/19	1,685	1,825,394
University of Maryland Medical System, 5.00%, 7/01/18	1,000	1,115,660
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington Thurgood Marshall Airport Project, Series B, AMT, 5.00%, 3/01/19	5,000	5,626,050

		8,567,104

Michigan — 3.7%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital (AGM), 5.00%, 5/15/18	2,025	2,246,657
Michigan State Finance Authority, Refunding RB, AMT:
5.00%, 11/01/17	2,275	2,462,460
5.00%, 11/01/18	2,100	2,321,067
Michigan State Hospital Finance Authority, Refunding RB, Oakwood Obligation Group, Series A, 5.00%, 7/15/17 (d)	1,000	1,097,460
Michigan State Housing Development Authority, Refunding RB, Series B, 4.15%, 4/01/18	1,000	1,074,500

		9,202,144

Missouri — 0.8%
City of Kansas City Missouri, Refunding ARB, AMT, Series A, 5.00%, 9/01/18	1,750	1,976,520

Nebraska — 1.6%
Central Plains Energy Project, RB, Gas Project (Project No. 3), 5.00%, 9/01/17	2,330	2,512,369

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2015	2

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Nebraska (concluded)
Public Power Generation Agency, RB, Whelan Energy Center, Series 2-A (AGC), 5.00%, 1/01/18	$1,500	$1,605,435

		4,117,804

Nevada — 4.3%
City of Las Vegas Nevada, Special Assessment Bonds, Summerlin Area, 5.35%, 6/01/17	950	962,967
County of Clark Nevada, Refunding, Special Assessment Bonds, Improvement District No. 142, Mountain's Edge, 4.00%, 8/01/18	3,900	4,051,632
Director of the State of Nevada Department of Business & Industry, RB, Mandatory Put Bonds, Republic Services, Inc. Project, AMT, 5.63%, 12/01/26 (a)	5,120	5,668,301

		10,682,900

New Jersey — 13.4%
New Jersey EDA, Refunding RB:
3.25%, 1/01/18	250	251,662
Cigarette Tax Revenue, 5.00%, 6/15/18	5,000	5,523,900
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.50%, 4/01/16	3,525	3,634,099
New Jersey Educational Facilities Authority, RB, Seton Hall University, Series D, 5.00%, 7/01/18	320	356,902
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 6.25%, 12/01/18 (e)	2,500	2,954,775
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 5.00%, 7/01/18	850	947,444
AtlantiCare Regional Medical Center, 5.00%, 7/01/20	1,500	1,621,605
Barnabas Health, Series A, 5.00%, 7/01/18	2,000	2,216,480

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.55%, 10/01/22	$1,915	$1,977,659
New Jersey State Turnpike Authority, Refunding RB, Series G, 5.00%, 1/01/18	1,350	1,496,880
New Jersey Transportation Trust Fund Authority, RB:
Series B, 5.00%, 6/15/18	2,000	2,181,420
Transportation Program, Series AA, 5.00%, 6/15/18	2,000	2,181,420
Transportation System, Series A, 5.75%, 6/15/18	1,320	1,470,282
Transportation System, Series A (AMBAC), 5.75%, 6/15/18	2,070	2,335,167
Newark Housing Authority, RB, South Ward Police Facility (AGC), 4.50%, 12/01/18	3,635	3,996,319
South Jersey Transportation Authority LLC, Refunding RB, Series A, 5.00%, 11/01/20	200	226,138

		33,372,152

New York — 7.6%
City of New York New York, GO, Sub-Series F-1:
5.00%, 9/01/15 (d)	7,365	7,511,637
Unrefunded Balance, 5.00%, 9/01/18	135	137,726
Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 11/15/18	1,000	1,137,920
New York State Dormitory Authority, RB, General Purpose, Series A, 5.00%, 3/15/18	8,000	8,932,000
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	1,200	1,381,848

		19,101,131

North Carolina — 1.0%
North Carolina HFA, Refunding RB, Series 28-A, AMT, 4.65%, 7/01/23	2,355	2,421,081

North Dakota — 0.6%
North Dakota HFA, RB, S/F Housing, 1.15%, 1/01/18	1,425	1,423,846

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2015	3

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Ohio — 1.4%
State of Ohio, GO, Refunding, Higher Education, Series B, 5.00%, 8/01/18	$3,000	$3,398,340

Oklahoma — 0.5%
County of Canadian Oklahoma Educational Facilities Authority, RB, Mustang Public Schools Project, 4.00%, 9/01/18	1,000	1,083,050
County of Oklahoma Oklahoma Finance Authority, Refunding RB, Epworth Villa Project, Series A, 2.50%, 4/01/15	175	175,000

		1,258,050

Pennsylvania — 5.4%
County of Cumberland Municipal Authority Pennsylvania, Refunding RB, Diakon Lutheran, 5.75%, 1/01/19	2,375	2,714,577
Lancaster Industrial Development Authority, Refunding RB, Garden Spot Village Project:
5.00%, 5/01/16	300	310,896
5.00%, 5/01/17	1,175	1,238,509
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 12/31/18	2,100	2,357,187
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 3.00%, 11/01/18	1,000	1,035,660
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services, Inc., Student Housing Project:
4.00%, 10/01/17	275	284,870
4.00%, 10/01/18	560	583,778
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Drexel University, Series A, 5.00%, 5/01/18	1,000	1,114,800
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 7/01/18	1,500	1,679,595
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/22	1,000	1,142,440

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
State Public School Building Authority, RB, Community College of Allegheny County Project (AGM), 5.00%, 7/15/18	$900	$1,008,072

		13,470,384

Texas — 14.7%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	2,000	2,053,360
Birdville ISD Texas, GO, Refunding, CAB (PSF-GTD), 0.00%, 2/15/18 (f)	1,615	1,567,939
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 5.75%, 1/01/18	750	843,000
City of Dallas Texas, GO, Refunding, 5.00%, 2/15/18	3,500	3,912,580
City of Dallas Texas, Refunding RB, Civic Center Convention Complex (AGC), 5.00%, 8/15/21	2,500	2,839,600
City of Houston Texas, Refunding RB, Sub Lien, Series B, 5.00%, 7/01/18	1,000	1,119,050
Houston ISD Public Facilities Authority, RB, 5.00%, 9/15/18	5,000	5,656,100
Lower Colorado River Authority, Refunding RB, LCRA Transmission, Series B, 5.00%, 5/15/18	5,000	5,593,300
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project, Series A:
4.00%, 4/01/17	160	167,271
4.00%, 4/01/18	405	429,567
4.00%, 4/01/18	280	296,310
4.00%, 4/01/20	165	179,848
North Texas Tollway Authority, Refunding RB, Series C:
5.00%, 1/01/19	2,215	2,511,367
5.25%, 1/01/20	4,000	4,551,160
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/18	4,360	4,881,151

		36,601,603

U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority, Refunding RB, Senior Lien, Series B, 5.00%, 10/01/18	1,000	1,103,230

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2015	4

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Virginia — 2.0%
City of Norfolk Virginia, Refunding RB, Water Revenue, 5.00%, 11/01/18	$1,230	$1,400,220
Virginia College Building Authority, Refunding RB, Series A, 5.00%, 7/01/18 (g)	785	854,841
Virginia HDA, Refunding RB, Sub-Series E-2, AMT, 4.38%, 10/01/19	2,750	2,764,053

		5,019,114

Washington — 1.5%
Energy Northwest, Refunding RB, Wind Project Revenue, 5.00%, 7/01/18	2,865	3,207,052
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B, 5.00%, 10/01/18	500	565,295

		3,772,347

Wisconsin — 1.9%
City of Franklin Wisconsin, RB, Waste Management, Inc. Project, AMT, 4.95%, 4/01/16	1,990	2,069,441
State of Wisconsin, Refunding RB, Series A, 5.00%, 5/01/18	1,000	1,123,320
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., 5.00%, 4/01/19	1,265	1,440,519

		4,633,280
Total Municipal Bonds — 98.6%		246,085,205

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value

Illinois — 2.2%
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien (AGM), 5.00%, 11/01/20	$5,000	$5,613,600

Total Long-Term Investments (Cost — $242,514,346) — 100.8%		251,698,805

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.02% (i)(j)	181,853	181,853

Total Short-Term Securities (Cost — $181,853) — 0.1%		181,853

Total Investments (Cost — $242,696,199*) — 100.9%		251,880,658
Other Assets Less Liabilities — 0.6%		1,526,148
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.5%)		(3,753,103)

Net Assets Applicable to Common Shares — 100.0%		$249,653,703

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$239,600,218

Gross unrealized appreciation	$10,294,539
Gross unrealized depreciation	(1,764,099)

Net unrealized appreciation	$8,530,440

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	Non-income producing security.
(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(d)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Security is collateralized by municipal or U.S. Treasury obligations.
(f)	Zero-coupon bond.
(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Morgan Stanley & Co. LLC	$854,841	$149

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2015	5

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

(h)	Represent bonds transferred to a TOB Trust. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a secured borrowing.
(i)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares Held at March 31, 2015	Income
FFI Institutional Tax-Exempt Fund	4,625,172	(4,443,319)	181,853	$10,482

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
PSF-GTD	Public School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2015	6

Schedule of Investments (concluded)	BlackRock Municipal 2018 Term Trust (BPK)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust's policy regarding valuation of investments, please refer to the Trust's most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the Trust's investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$251,698,805	—	$251,698,805
Short-Term Securities	$181,853	—	—	181,853
Total	$181,853	$251,698,805	—	$251,880,658

[1]	See above Schedule of Investments for values in each state or political subdivision.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, TOB trust certificates of $3,750,000 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2015	7

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2018 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: May 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2018 Term Trust

Date: May 22, 2015